Note 14 Debt securities by rating (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	[1]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	100.00%	100.00%	100.00%
Debt instruments held at amortised cost	€ 59,014	€ 49,462	€ 36,639	[2],[3],[4]
BBVA AAA Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	3.20%	3.70%	8.40%
Debt instruments held at amortised cost	€ 1,907	€ 1,829	€ 3,068
BBVA AA plus [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	5.80%	6.30%	0.60%
Debt instruments held at amortised cost	€ 3,418	€ 3,096	€ 217
BBVA AA Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	0.10%	0.30%	0.20%
Debt instruments held at amortised cost	€ 69	€ 142	€ 82
BBVA AA Minus Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	1.70%	0.10%	0.20%
Debt instruments held at amortised cost	€ 1,027	€ 60	€ 76
BBVA A plus Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	0.00%	0.10%	0.00%
Debt instruments held at amortised cost	€ 22	€ 25	€ 13
BBVA A Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	0.80%	0.90%	1.40%
Debt instruments held at amortised cost	€ 497	€ 444	€ 524
BBVA A Minus Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	58.70%	50.00%	46.50%
Debt instruments held at amortised cost	€ 34,652	€ 24,739	€ 17,050
BBVA BBB Plus Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	7.70%	13.40%	12.90%
Debt instruments held at amortised cost	€ 4,518	€ 6,615	€ 4,710
BBVA BBB Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	7.00%	9.20%	11.20%
Debt instruments held at amortised cost	€ 4,105	€ 4,551	€ 4,091
BBVA BBB minus Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	1.50%	1.10%	1.00%
Debt instruments held at amortised cost	€ 890	€ 548	€ 351
BBVA BB Plus Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	12.20%	13.40%	15.80%
Debt instruments held at amortised cost	€ 7,199	€ 6,642	€ 5,789
Unclassified [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	1.20%	1.60%	1.80%
Debt instruments held at amortised cost	€ 711	€ 772	€ 667

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[3]	(1) This includes redesignations to the heading "Financial assets at fair value through other comprehensive income" due to the application of IFRS 17 (see Note 1.3).
[4]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).